Cover	Jan. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2026
Entity File Number	001-43000
Entity Registrant Name	MESHFLOW ACQUISITION CORP.
Entity Central Index Key	0002081468
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	406 N. Sangamon Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	708
Local Phone Number	232-0749
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, and one-third of one redeemable warrant
Trading Symbol	MESHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MESH
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MESHW
Security Exchange Name	NASDAQ